UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred stock Series B Preferred Stock	Preferred stock Preferred stock Series C	Common stock	Additional paid-in capital	Retained Earnings	Total
Balance at the end at Jun. 30, 2021			$ 5		$ (1)	$ 4
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Apr. 14, 2021			$ 5
Balance at the beginning (in shares) at Apr. 14, 2021			500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)					(1)	(1)
Balance at the end at Jun. 30, 2021			$ 5		(1)	4
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Dec. 31, 2021	$ 5		$ 88	$ 47,991	65	48,149
Balance at the beginning (in shares) at Dec. 31, 2021	500,000	10,000	8,820,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)					1,062	1,062
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b))			$ 131	10,521		10,652
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b)) (in shares)			13,071,429
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b))			$ 66	3,066		3,132
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b)) (in shares)			6,656,000
Issuance of 1,281,423 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b))			$ 13	881		894
Issuance of 1,281,423 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b)) (in shares)			1,281,423
Compensation on restricted stock awards (Note 6(d))				158		158
Dividends declared and paid ($0.05 per share of common stock and Class A warrant) (Note 6(e))				(1,767)	(448)	(2,215)
Dividends declared and paid ($0.01 per share of common stock and Class A warrant) (Note 6(e))					(443)	(443)
Dividends declared on series C preferred stock (Note 6(c))				(235)	$ (236)	(471)
Balance at the end at Jun. 30, 2022	$ 5		$ 298	$ 60,615		$ 60,918
Balance at the end (in shares) at Jun. 30, 2022	500,000	10,000	29,829,092